RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Due to related party	$ 22,852	$ 23,557
Ms. Ngai Ngai Lam [Member]
Due to related party	$ 22,852	$ 23,557
Payment to FMP			$ 1,100,000